LORD ABBETT MUNICIPAL INCOME FUND
Lord Abbett California Tax Free Fund
Lord Abbett High Yield Municipal Bond Fund

Supplement dated June 22, 2012 to the
Prospectus dated February 1, 2012

Effective July 1, 2012, the following will replace the subsections titled “Management – Portfolio Manager” on page 50 of the prospectus with respect to the High Yield Municipal Bond Fund and on page 59 of the prospectus with respect to the California Tax Free Fund:

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since

Daniel S. Solender, Partner and Director	2006
Paul A. Langlois, Portfolio Manager	2012

Effective July 1, 2012, the following will replace the subsection titled “Portfolio Managers” contained in the section titled “Management and Organization of the Funds” beginning on page 96 of the prospectus:

Portfolio Managers. Each Fund is managed by an experienced portfolio manager or a team of experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis. The SAI contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

Daniel S. Solender, Partner and Director, joined Lord Abbett as a member of the municipal team in 2006. Assisting Mr. Solender are Philip B. Herman, Paul A. Langlois, and Daniel T. Vande Velde. Mr. Herman, Portfolio Manager, joined Lord Abbett in 2007 and became a member of the investment team in 2010. Mr. Herman was formerly a Portfolio Manager at Lehman Brothers Asset Management/Neuberger Berman from 2004 to 2007. Mr. Langlois, Portfolio Manager, joined Lord Abbett in 2009 and became a member of the investment team in 2012. Mr. Langlois was formerly employed at J. & W. Seligman & Co. Incorporated where he served as a Senior Vice President and Investment Officer and at Delaware Investments where he served as a Vice President and Analyst. Mr. Vande Velde, Portfolio Manager, joined Lord Abbett and became a member of the investment team in 2007. Mr. Vande Velde was formerly a Portfolio Manager at McDonnell Investment Management from 1997 to 2007.

Mr. Solender is primarily responsible for the day-to-day management of the AMT Free Municipal Bond Fund and the National Tax Free Fund. Messrs. Solender and Herman are jointly and primarily responsible for the day-to-day management of the New Jersey Tax Free Fund and the New York Tax Free Fund. Messrs. Solender and Langlois are jointly and primarily responsible for the day-to-day management of the California Tax Free Fund and the High Yield Municipal Bond Fund. Messrs. Solender and Vande Velde are jointly and primarily responsible for the day-to-day management of the Intermediate Tax Free Fund and the Short Duration Tax Free Fund.

Please retain this document for your future reference.

LORD ABBETT MUNICIPAL INCOME FUND
Lord Abbett California Tax Free Fund
Lord Abbett High Yield Municipal Bond Fund

Supplement dated June 22, 2012 to the
Statement of Additional Information dated February 1, 2012

Effective July 1, 2012 the Statement of Additional Information will be supplemented to reflect the following changes as described below:

1.	The following row will be added to the table in the subsection titled “Management of the Funds – Officers” on page 3-4 of the Statement of Additional Information:

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Paul A. Langlois (1968)	Vice President	Elected in 2012

Portfolio Manager, joined Lord Abbett in 2009 and was formerly a Senior Vice President and Investment Officer at J. & W. Seligman & Co. Incorporated and a Vice President and Analyst at Delaware Investments.

2.	The following paragraph will replace the second paragraph in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” on page 5-3 of the Statement of Additional Information:

Daniel S. Solender heads the investment management team of the Funds. Mr. Solender is primarily responsible for the day-to-day management of AMT Free Municipal Bond Fund and National Tax Free Fund. Mr. Solender and Philip B. Herman are jointly and primarily responsible for the day-to-day management of New Jersey Tax Free Fund and New York Tax Free Fund. Mr. Solender and Paul A. Langlois are jointly and primarily responsible for the day-to-day management of California Tax Free Fund and High Yield Municipal Bond Fund. Mr. Solender and Daniel T. Vande Velde are jointly and primarily responsible for the day-to-day management of Short Duration Tax Free Fund and Intermediate Tax Free Fund.

3.

The following rows will replace the rows of the table with respect to other accounts managed by each portfolio manager for each of California Tax Free Fund and High Yield Municipal Bond Fund in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” on page 5-4 of the Statement of Additional Information:

Other Accounts Managed (# and Total Net Assets+)

Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

California Fund	Daniel S. Solender	7 / $7,886	0 / $0	7,540 / $6,225
	Paul A. Langlois*	0 / $0	0 / $0	0 / $0
High Yield Municipal Bond Fund	Daniel S. Solender	7 / $6,535	0 / $0	7,540 / $6,225
	Paul A. Langlois*	0 / $0	0 / $0	0 / $0

+	Total net assets are in millions.
*	The amounts shown are as of June 11, 2012.

4.

The following replaces the rows of the table with respect to portfolio manager holdings for each of California Tax Free Fund and High Yield Municipal Bond Fund in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers” on page 5-5 of the Statement of Additional Information:

Dollar Range of Shares in the Funds

Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

California Fund	Daniel S. Solender	X
	Paul A. Langlois*	X
High Yield Municipal Bond Fund	Daniel S. Solender					X
	Paul A. Langlois*	X

*	The amounts shown are as of June 11, 2012.

Please retain this document for your future reference.